Note 26 - Derivative financial instruments - Commodities Derivative Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ (1,349)	$ 23,678
Hedge accounting reserve	8,100	13,100
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	8,133	13,122	$ 1,259
Commodity Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	205	(3,360)
Hedge accounting reserve	205	(7,963)
Commodity Derivatives [member] | Commodities derivative contracts, Houston Ship Channel Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(231)	(814)
Hedge accounting reserve	(231)	(814)
Commodity Derivatives [member] | Commodities derivative contracts, LME Scrap [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	1,376	29
Hedge accounting reserve	1,376	(3,148)
Commodity Derivatives [member] | Commodities derivative contracts, Iron Ore [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		12
Hedge accounting reserve		(1,274)
Commodity Derivatives [member] | Commodities derivative contracts, Electric Energy [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(340)	(519)
Hedge accounting reserve	(340)	(519)
Commodity Derivatives [member] | Commodities derivative contracts, TTF Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		(2,068)
Hedge accounting reserve		(2,207)
Commodity Derivatives [member] | Commodities derivative contracts, PSV Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(2,566)
Hedge accounting reserve	(2,566)
Commodity Derivatives [member] | Commodities derivative contracts, Nickel [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	1,966
Hedge accounting reserve	$ 1,966